OTHER NON-CURRENT ASSETS (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Mar. 30, 2018 USD ($) MW	Mar. 30, 2018 JPY (¥) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Non Current Assets [Line Items]
Long-term loan to a third party			$ 6,959	$ 7,525
Long term deposits related to IPP solar parks			1,384	1,089
Financial instruments			6,416	5,636
Allowance for expected credit losses			(405)	(398)
Financial assets			14,354	13,852
Long-term prepayments			514	1,246
Non-financial assets			514	1,246
Total			14,868	15,098
Acquisition of solar parks in the USA
Other Non Current Assets [Line Items]
Long-term loan to a third party			6,600	$ 7,100
Annual interest rate (as a percent)				1.00%
Japan
Other Non Current Assets [Line Items]
Long term deposits related to IPP solar parks			1,400	$ 1,000
Renova and Nec Capital
Other Non Current Assets [Line Items]
Mega watts project (in Mega Watts) | MW	40.8	40.8
Project investment	$ 4,800	¥ 529
Distribution of profit loss (as a percent)	45.00%	45.00%
Carrying amount			6,400	5,400
Gain of fair value movement			944	$ 578
Carrying amount recognized as liabilities			224
Change in fair value			$ 224